Incentive Plans (Summary Of Changes In Stock Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Incentive Plans [Abstract]
Number of Shares, Granted at FMV	625,101
Number of Shares, Forfeited	(3,952)
Number of Shares, Outstanding, Ending Balance	621,149
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 35.12
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 33.92
Average Exercise Price, Outstanding, Ending Balance	$ 35.13